CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 15, 2022	Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	May 04, 2021
Capital stock
Capital stock
Number of shares issued					1,779,331,037
Par value per share (in dollars per share)					$ 0
Dividends reinvested					$ 5	$ 4
Decrease through other distributions to owners, equity					750
Capital stock | Less than 1 year
Capital stock
Authorized cash outflow for repurchase of outstanding shares	$ 1,000
Deficit
Capital stock
Dividends recognised as distributions to owners of parent					634	547
Dividends reinvested					(5)	(4)
Decrease through other distributions to owners, equity					0
Other
Capital stock
Dividends reinvested					0	$ 0
Approved return of capital distribution							$ 750
Decrease through other distributions to owners, equity					$ 0
Other | Tranche 1 [Member]
Capital stock
Decrease through other distributions to owners, equity				$ 250
Other | Tranche 2 [Member]
Capital stock
Decrease through other distributions to owners, equity			$ 250
Other | Tranche 3 [Member]
Capital stock
Decrease through other distributions to owners, equity		$ 250